Fair Value Disclosures - Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Capitalized Mortgage Loan Servicing Rights - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 26,232	$ 16,904	$ 19,171
Total losses realized and unrealized:
Included in results of operations	10,196	(2,108)	(16,224)
Included in other comprehensive income (loss)	0	0	0
Purchases, issuances, settlements, maturities and calls	6,061	11,436	13,957
Transfers in and/or out of Level 3	0	0	0
Ending balance	42,489	26,232	16,904
Fair value, asset, recurring basis, still held, unrealized gain (loss)	$ 10,196	$ (2,108)	$ (16,224)